Cash and Deposits with Banks (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Cash and Deposits with Banks
Cash and deposits with banks at March 31, 2022 and 2021 consisted of the following:

	At March 31,
	2022	2021

	(In millions)
Cash	¥916,635	¥779,343
Deposits with banks	74,780,886	72,311,473

Total cash and deposits with banks	¥75,697,521	¥73,090,816

Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows
The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2022, 2021 and 2020 is shown as follows:

	At March 31,
	2022	2021	2020

	(In millions)
Cash and deposits with banks	¥75,697,521	¥73,090,816	¥62,471,453
Less: term deposits with original maturities over three months	(511,148)	(675,185)	(532,703)
Less: cash segregated as deposits and others	(842,420)	(866,934)	(735,209)

Cash and cash equivalents	¥74,343,953	¥71,548,697	¥61,203,541